                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-6447

                      (Investment Company Act File Number)

                    Federated Fixed Income Securities, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End:  9/30/2007

              Date of Reporting Period:  Fiscal year ended 9/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

Year Ended September 30	2007	2006		2005 [2]	2004	2003
Net Asset Value, Beginning of Period	$10.05	$10.05		$10.10	$10.15	$10.10
Income From Investment Operations:
Net investment income	0.33	0.29		0.19	0.13	0.15
Net realized and unrealized gain (loss) on investments	(0.03)	(0.00	) [3]	(0.05)	(0.05)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.29		0.14	0.08	0.20
Less Distributions:
Distributions from net investment income	(0.33)	(0.29)		(0.19)	(0.13)	(0.15)
Net Asset Value, End of Period	$10.02	$10.05		$10.05	$10.10	$10.15
Total Return [4]	3.01%	2.89%		1.42%	0.75%	1.97%

Ratios to Average Net Assets:
Net expenses	0.80%	0.80%		0.80%	0.80%	0.80%
Net investment income	3.26%	2.76%		1.86%	1.23%	1.39%
Expense waiver/reimbursement [5]	0.50%	0.49%		0.44%	0.44%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,502	$81,366		$230,669	$341,469	$498,387
Portfolio turnover	52%	46%		55%	69%	49%

1 On September 26, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2007	Ending Account Value 9/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,013.80	$4.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.06	$4.05

1 Expenses are equal to the Fund's annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value ("NAV"), for the 12-month reporting period was 3.01% for the Class A Shares. The total return of the Lehman Brothers 1-Year Municipal Bond Index (LB1MB), 1 the fund's benchmark index, was 3.70% during the 12-month reporting period. The total return of the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA), 2 a performance benchmark for the fund, was 3.02% during the 12-month reporting period.

During the 12-month reporting period, the fund's investment strategy focused on: (a) the effective duration 3 of its portfolio (which indicates the portfolio's price sensitivity to interest rates); 4 (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities may default). These were the most significant factors affecting the fund's performance relative to the LB1MB.

The following discussion will focus on the performance of the fund's Class A Shares. The 3.01% total return of the Class A Shares for the reporting period consisted of 3.31% of tax-exempt dividend income and (0.30)% of price depreciation as the NAV of the fund declined by 3 cents to $10.02 during the reporting period. 5

1 The LB1MB is the 1 year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the federal alternative minimum tax (AMT). The LB1MB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The index is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

4 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

5 Income may be subject to the AMT, as well as state and local taxes.

MARKET OVERVIEW

During the 12-month reporting period, short-term interest rates (as measured by two-year Treasury note yields) exhibited significant volatility as market expectations regarding future interest rate policy by the Federal Reserve Board (the "Fed") kept changing. The first three quarters of the period reflected moderate domestic economic growth, sustained inflation pressures as the global economy indicated strength, and high levels of resource utilization. As a result, the Fed maintained the Federal Funds Target Rate (FFTR) at 5.25% and kept their inflation risk bias. This led to a trend of moderately higher interest rates and an environment in which tax-exempt municipal credit spreads continued to tighten (i.e., the yield difference between "AAA"-rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity decreased). However, towards the end of the 12-month reporting period conditions in the market for sub-prime mortgages and related instruments, including segments of the asset-backed commercial paper market, deteriorated sharply. This led to volatile financial market conditions and an increased investor preference for safer assets as well as revisions in expectations concerning the Fed's policy.

As a result, late in the 12-month reporting period the Fed did lower the FFTR by 50 basis points to 4.75%. The Fed responded to severely deteriorating conditions in the financial markets, including liquidity concerns and tighter credit markets, which had the potential to intensify the ongoing housing correction and to restrain future economic growth. While readings on core inflation improved modestly during 2007, the Fed acknowledged that inflation risks remained.

The two-year Treasury note yield reflected this volatility and traded in a range from 4.60% to 5.10% for most of the reporting period before moving sharply down in the third quarter of 2007 to finish the reporting period at 4.00%. The two-year tax-exempt municipal bond yields reacted with much less volatility as yields moved from 3.46% in October 2006 to a high of 3.85% in June 2007 before falling sharply to end the reporting period at 3.48%. As Treasury note yields declined 65 basis points during the reporting period and tax-exempt municipal yields were essentially unchanged, short-term tax-exempt municipal bonds underperformed Treasury notes as Treasury note prices rose due to the significant decline in Treasury yields.

The tax-exempt municipal yield curve steepened during the 12-month period with short-intermediate term interest rates (maturities less than 5 years) increasing 2 to 5 basis points while long-term interest rates (maturities beyond 10 years) increased 10 to 25 basis points. The tax-exempt municipal yield curve becoming steeper means that securities provided higher incremental income or yield as maturities became longer. As a result, short-intermediate term tax-exempt municipal bonds outperformed intermediate and longer-term tax-exempt municipal bonds over the reporting period.

During the 12-month reporting period, investors generally continued to pursue lower rated credits because of the additional yield they offer. Credit spreads, or the yield difference between "AAA"-rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity, widened significantly late in the reporting period as a result of the revaluation of credit risk across the various credit related sectors in the corporate, mortgage-backed and tax-exempt municipal markets.

Credit spreads were wider to a greater extent for "BBB" rated (or comparable quality) debt than for other investment-grade rated ("AAA," "AA," "A" or comparable quality) debt (meaning that the yield on the "BBB"-rated debt improved to a greater extent than for other investment-grade rated debt). High-yield tax-exempt municipal debt (noninvestment-grade bonds rated below "BBB" or unrated of comparable quality) credit spreads widened more than investment-grade debt, causing high-yield debt to underperform high-grade debt for the first time in several years. 6

During the 12-month reporting period, general obligation bonds which are secured by taxing powers, outperformed most revenue bond sectors. Within the LB1MB, revenue bond sectors that provided essential services such as water and sewer, education and transportation did better than those related to industrial development and pollution control projects, tobacco and healthcare.

6 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

DURATION

Because the fund is an ultrashort tax-exempt municipal bond fund, the fund's typical dollar-weighted average duration has generally ranged from 0.6 to 1.0 years. As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was 0.70 years, and the fund's average dollar-weighted average duration over the reporting period, was approximately 0.90 years. The duration of the LB1MB was 1.39 years at the end of the reporting period. Duration management remained a significant component of the fund's investment strategy. However, as a result of the credit and liquidity-driven market events during the reporting period, duration was not as significant a contributor to fund performance as credit quality and sector selection. The shorter/longer a fund's duration relative to the index, the less/more its net asset value will react as interest rates change.

In the first nine months of the reporting period, short-term tax-exempt interest rates rose approximately 40 basis points. The fund's duration was shorter than that of the LB1MB, so that in a period of rising interest rates the fund benefited relative to the LB1MB as the fund's shorter duration helped to mitigate the effect of rising interest rates on the net asset value of the fund. In the first nine months, this positively contributed to the fund's performance relative to the LB1MB.

However, in the final three months of the reporting period interest rates fell rapidly by 40 basis points to end the period essentially unchanged from a year earlier. Over this three-month period, the fund had a larger liquidity allocation and a shorter duration than the first nine months, and the fund's performance lagged the LB1MB, in large part due to a shorter duration. However, since interest rates were essentially unchanged over the reporting period, there was little net effect of duration positioning on the fund's performance relative to the LB1MB over the reporting period.

MATURITY/YIELD CURVE

With the Fed leaving the FFTR unchanged until late in the 12-month reporting period, the yield curve remained very flat over the reporting period as the yield spread for maturities between one and five years averaged only nine basis points. In this environment, it was difficult to add incremental income value using the yield curve. Since the yield curve was flat over the reporting period and interest rates relatively unchanged from the start of the reporting period to its end, total returns for the LB1MB and the Lehman Brothers 3 Year Municipal Bond Index (LB3MB) 7 during the reporting period were 3.70% and 3.82%, respectively, which reflected mostly income return, not price return.

In this environment, the fund focused on strategically managing the fund's liquidity and core allocation to 7-day variable rate demand notes (VRDNs) and 35-day auction rate paper, as these variable rate instruments generally outperformed one- and two-year fixed rate new issue purchases on an income and total return basis during the reporting period. This decision to allocate more of the portfolio to variable and auction rate instruments benefited fund performance during the reporting period.

Higher coupon tax-exempt municipal bonds (bonds with higher interest rate payments) also were emphasized over lower coupon tax-exempt municipal bonds (bonds with lower interest rate payments) during the reporting period to help provide protection against the negative effects of rising interest rates. These strategies generally benefited the fund's performance.

SECTOR ALLOCATION

During the 12-month reporting period, as compared to the LB1MB, the fund allocated more of its portfolio to securities backed by hospital, resource recovery, senior care, and special tax district and industrial development/pollution control projects. The fund allocated less of the portfolio to pre-refunded and general obligation bonds issued by the state and local issuers than the LB1MB.

7 The LB3MB is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million, and a maturity range of 2-4 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. The LB3MB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the fund's performance. The index is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

These allocations hurt the fund's performance due to the widening of credit spreads within the overweighted sectors and the demand by investors for the higher relative quality of pre-refunded and general obligation bonds. In addition, the fund's modest allocation to floating rate securities whose valuation is linked to the level of tax-exempt municipal versus taxable interest rates detracted from fund performance.

CREDIT QUALITY

The overall quality of the fund was maintained at "A" during the 12-month reporting period. Although there was no appreciable change in fundamental credit quality over the period both the change in risk-taking by investors and the negative impact on market liquidity resulted in underperformance of bonds considered high-yield or rated "BBB" relative to bonds rated in the higher-rated categories.

With the increase in credit spreads in the second half of the reporting period, and the widening of credit spreads to a greater extent for high-yield and "BBB"-rated (or comparable quality) debt, the fund's overweight, relative to the LB1MB, in "BBB"-rated (or comparable quality) debt and modest allocation to high-yield debt (which is not included in the LB1MB) during the reporting period hurt the fund's performance as the yield on high-yield debt and on "BBB" rated (or comparable quality) debt increased to a greater extent than for higher quality ("AAA," "AA" and "A") investment-grade securities.

The fund's core allocation to VRDNs rated A-2/P-2 (or of comparable quality) helped the fund's performance relative to the LB1MB as these securities are not included in the LB1MB and provided enhanced income return with no principal fluctuation when credit spreads widened.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal Ultrashort Fund (Class A Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2007, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) 2 and the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA). 2

Average Annual Total Returns [3] for the Period Ended 9/30/2007
1 Year	0.90%
5 Years	1.59%
Start of Performance (10/24/2000)	2.14%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00%.

1 Represents a hypothetical investment of $10,000. Effective February 14, 2003, a maximum sales charge of 2.00% for newly purchased Class A Shares was implemented. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and the LTEMMFCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LB1MB is the 1 year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average. The LB1MB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LB1MB is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in the LB1MB or the LTEMMFCA. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

3 Total returns quoted reflect all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	25.6%
General Obligation--Local	11.7%
Hospital	11.3%
Resource Recovery	10.4%
Senior Care	8.8%
Industrial Development Bond/Pollution Control Revenue	8.0%
Bank Enhanced	6.5%
Electric and Gas	4.8%
Special Tax	4.0%
Public Power	3.8%
Other [2]	4.0%
Other Assets and Liabilities--Net [3]	1.1%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications constitute 94.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2007

Principal Amount			Value
		MUNICIPAL BONDS--62.4%
		Alabama--1.5%
$500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008	$504,565
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	645,351
1,000,000		Huntsville, AL Health Care Authority, Revenue Bonds (Series 2007A), 4.636% (Huntsville Hospital), 6/1/2032	937,930
300,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2008	300,807
300,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2009	302,490
500,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2010	506,125
		TOTAL	3,197,268
		Arizona--1.4%
3,000,000	[1]	Yavapai, AZ, IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,955,030
		Arkansas--0.4%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	779,627
		California--0.5%
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	1,015,010
		Colorado--3.6%
235,000		Beacon Point, CO, Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	238,899
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,491,330
300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2007	300,123
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	401,160
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	502,440
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$760,000		High Plains, CO, Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	$772,608
4,000,000		Triview, CO, Metropolitan District, GO Variable Rate Refunding & Improvement Bonds (Series 2006A), 3.70% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2007	3,999,000
		TOTAL	7,705,560
		Florida--1.7%
1,000,000	[1,2]	Alachua County, FL, Health Facilities Authority, Residual Interest Tax-Exempt Securities (PA-1472), 5.59% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	829,900
1,400,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	1,336,216
54,609	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	44,780
355,000		Concorde Estates, FL, Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	354,943
355,000		East Homestead, FL, Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	354,141
5,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	4,996
525,000		Gateway Services, FL, Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	525,121
5,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	5,009
80,000		Live Oak, FL, Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	80,114
100,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	100,403
		TOTAL	3,635,623
		Georgia--6.2%
5,355,000		Decatur County-Bainbridge, GA, IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2011	5,378,080
2,000,000		East Point, GA, (Series B), 5.00% TANs, 12/31/2007	2,002,600
5,086,000		East Point, GA, 4.50% TANs, 12/31/2007	5,084,271
700,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	695,856
		TOTAL	13,160,807
		Illinois--1.6%
3,480,000		Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2007	3,484,907
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--0.5%
$370,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2007	$370,385
780,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2008	787,121
		TOTAL	1,157,506
		Iowa--2.3%
500,000		Bremer County, IA, Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C), 4.50% TOBs (Bartels Lutheran Retirement Community), Optional Tender 11/15/2008	498,070
1,500,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2008	1,507,200
1,455,000		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.00% (Deerfield Retirement Community, Inc.), 11/15/2012	1,442,603
660,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007	659,769
685,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	683,178
		TOTAL	4,790,820
		Kansas--3.2%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	3,000,090
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	443,548
3,400,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	3,400,000
		TOTAL	6,843,638
		Louisiana--3.5%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,048,300
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	4,501,125
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	831,776
		TOTAL	7,381,201
		Maryland--0.7%
1,500,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 4.75% (King Farm Presbyterian Retirement Community), 1/1/2013	1,484,370
		Massachusetts--0.4%
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	430,421
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--continued
$400,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	$403,800
		TOTAL	834,221
		Michigan--0.8%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,388,451
250,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2007	250,383
		TOTAL	1,638,834
		Minnesota--0.2%
250,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2009	252,950
200,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2008	200,666
		TOTAL	453,616
		Mississippi--0.4%
750,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2008	757,005
		Missouri--1.6%
1,250,000		Blue Springs, MO, Neighborhood Improvement District LT GO Temporary Notes (Series 2007A), 4.00%, 3/1/2009	1,252,025
1,000,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 4.00% (Lutheran Senior Services), 2/1/2008	999,510
1,020,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2009	1,030,751
		TOTAL	3,282,286
		Nebraska--0.3%
265,000		Lancaster County, NE, Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2008	265,392
425,000		Lancaster County, NE, Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2009	426,075
		TOTAL	691,467
		Nevada--2.6%
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	714,133
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	456,718
1,480,000		Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,447,366
1,445,000		Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2009	1,432,790
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$800,000		Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 3.80% (Madeira Canyon LID No. T-17), 9/1/2008	$789,824
765,000		Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	743,236
		TOTAL	5,584,067
		New Jersey--6.2%
1,400,000		Asbury Park, NJ, 4.80% BANs, 6/27/2008	1,413,132
500,000		Bayonne, NJ, Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	502,880
1,500,000		Bayonne, NJ, Temporary Notes, 4.75% BANs, 10/26/2007	1,500,405
3,000,000		Bayonne, NJ, UT GO Temporary Notes, 5.00% BANs, 10/26/2007	3,001,200
400,000		Hudson County, NJ Improvement Authority, RAN (Series 2006) GTD by Senior Citizen Housing Building Project, 4.50% RANs (West New York, NJ), 10/15/2007	400,004
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	704,196
1,654,500		Weehawken Township, NJ, 4.50% BANs, 3/5/2008	1,660,456
3,000,000		Weehawken Township, NJ, 4.50% TANs, 10/11/2007	3,000,150
1,000,000		West New York, NJ, 4.125% TANs, 10/26/2007	1,000,260
		TOTAL	13,182,683
		New Mexico--1.1%
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,005,200
380,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	378,450
		TOTAL	2,383,650
		New York--0.3%
700,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	703,360
		North Carolina--0.5%
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	999,900
		Ohio--3.6%
500,000		American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00%, 2/1/2009	506,640
2,235,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	2,229,547
4,995,000		Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	4,983,611
		TOTAL	7,719,798
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--0.5%
$1,000,000		Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2008	$1,013,970
		Pennsylvania--2.6%
315,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.30% (Residential Resources Inc. Project), 9/1/2008	314,991
3,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 4.416% (Guthrie Healthcare System, PA), 12/1/2017	2,950,140
650,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2008	650,487
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2009	749,310
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	748,357
		TOTAL	5,413,285
		South Carolina--2.4%
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	1,999,920
3,000,000	[1,2]	South Carolina Jobs-EDA, Residual Interest Tax-Exempt Securities (PA-1471), 5.89% (Palmetto Health Alliance), 8/1/2039	2,973,000
		TOTAL	4,972,920
		Tennessee--1.9%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	1,999,860
500,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	516,490
460,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	476,859
1,000,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	1,039,910
		TOTAL	4,033,119
		Texas--3.3%
1,015,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	1,015,853
1,020,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,029,700
1,000,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	994,770
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	$1,002,790
500,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2009	505,745
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 4.215%, 9/15/2010	2,479,900
		TOTAL	7,028,758
		Utah--1.6%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 3.90% TOBs (Nucor Corp.), Optional Tender 10/1/2007	3,302,574
		Virginia--2.4%
2,000,000		Charles County, VA, IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	2,012,900
1,000,000		Chesterfield County, VA, IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	1,000,620
1,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 4.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2010	1,001,800
1,000,000		Rappahannock, VA, Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,007,400
		TOTAL	5,022,720
		Washington--0.6%
400,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2007	400,344
825,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2008	833,786
		TOTAL	1,234,130
		Wyoming--2.0%
4,200,000		Albany County, WY, PCRBs (Series 1985), 4.375% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2007	4,200,336
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $132,705,065)	132,044,066
		SHORT-TERM MUNICIPALS--36.5% [4]
		Alabama--1.1%
750,000		Shelby County, AL, EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Regions Bank, Alabama LOC), 3.960%, 10/4/2007	750,000
1,555,000		Webb, AL, IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/ (Wachovia Bank N.A. LOC), 4.010%, 10/5/2007	1,555,000
		TOTAL	2,305,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		California--1.9%
$2,800,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 4.250%, 10/4/2007	$2,800,000
1,115,000		California Statewide Communities Development Authority, (Series 1996G) Weekly VRDNs (Lansmont Corp.)/(Pacific Capital Bank, N.A. LOC), 4.650%, 10/3/2007	1,115,000
		TOTAL	3,915,000
		Florida--2.9%
4,500,000		Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (GTD by Textron Inc.), 4.970%, 10/3/2007	4,500,000
1,700,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 4.010%, 10/1/2007	1,700,000
		TOTAL	6,200,000
		Georgia--1.6%
1,040,000		Crisp County, GA, Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.090%, 10/4/2007	1,040,000
2,285,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (GTD by Bank of America N.A., Bayerische Landesbank, JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen and Wachovia Bank N.A. LOCs), 3.930%, 10/3/2007	2,285,000
		TOTAL	3,325,000
		Indiana--6.1%
5,000,000		Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.), 4.220%, 10/3/2007	5,000,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 4.220%, 10/3/2007	8,000,000
		TOTAL	13,000,000
		Minnesota--1.5%
3,250,000		Sherburn, MN, PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 4.180%, 10/3/2007	3,250,000
		Missouri--0.5%
1,080,000		Springfield, MO, IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 4.040%, 10/4/2007	1,080,000
		Ohio--13.8%
1,345,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Harris, N.A. LOC), 4.840%, 10/4/2007	1,345,000
2,610,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City Bank LOC), 4.010%, 10/3/2007	2,610,000
6,000,000		Franklin County, OH, Health Care Facilities, (Series 2006A) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Radian Asset Assurance INS)/ (National City Bank LIQ), 5.500%, 10/4/2007	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Ohio--continued
$4,220,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.840%, 10/4/2007	$4,220,000
960,000		Lucas County, OH, IDA, (Series 1999) Weekly VRDNs (Conforming Matrix Corp.)/(Sky Bank LOC), 4.840%, 10/4/2007	960,000
1,840,000		Lucas County, OH, (Series 1998) Weekly VRDNs (Maumee Valley Country Day School)/(Sky Bank LOC), 4.840%, 10/4/2007	1,840,000
1,510,000		Sandusky County, OH, Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank LOC), 3.990%, 10/3/2007	1,510,000
1,400,000		Summit County, OH, IDA, (Series 2001) Weekly VRDNs (J&P Capital LLC)/(Sky Bank LOC), 4.490%, 10/4/2007	1,400,000
250,000		Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Toledo Electrical JAT Fund)/(Sky Bank LOC), 4.840%, 10/4/2007	250,000
1,540,000		Wood County, OH, EDA, (Series 1996) Weekly VRDNs (Precision Aggregate II LLC)/(Sky Bank LOC), 4.840%, 10/4/2007	1,540,000
1,050,000		Wood County, OH, EDA, (Series 1997) Weekly VRDNs (Aluminite of Ohio, Inc.)/(Sky Bank LOC), 4.840%, 10/4/2007	1,050,000
2,895,000		Wood County, OH, EDA, (Series 1998) Weekly VRDNs (YMCA of Greater Orlando)/(Sky Bank LOC), 4.840%, 10/4/2007	2,895,000
1,500,000		Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC), 4.840%, 10/4/2007	1,500,000
560,000		Wood County, OH, EDA, (Series 2001) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC), 4.840%, 10/4/2007	560,000
1,410,000		Wood County, OH, EDA, (Series 2001A) Weekly VRDNs (Sun Seed Holding Co., Inc.)/(Sky Bank LOC), 4.840%, 10/4/2007	1,410,000
		TOTAL	29,090,000
		Oklahoma--0.5%
1,000,000		Garfield County, OK, Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 3.950%, 10/3/2007	1,000,000
		Pennsylvania--0.4%
800,000		Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 4.120%, 10/1/2007	800,000
		South Carolina--1.1%
2,300,000		South Carolina Jobs-EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/ (Carolina First Bank LOC), 5.040%, 10/4/2007	2,300,000
		Tennessee--5.1%
1,300,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D10-B) Daily VRDNs (Roane, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 4.100%, 10/1/2007	1,300,000
1,000,000		Sevier County, TN, Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.100%, 10/1/2007	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Tennessee--continued
$2,180,000		Sevier County, TN, Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.100%, 10/1/2007	$2,180,000
1,200,000		Sevier County, TN, Public Building Authority, (Series IV-D-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.100%, 10/1/2007	1,200,000
1,505,000		Sevier County, TN, Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.100%, 10/1/2007	1,505,000
3,700,000		Sevier County, TN, Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.100%, 10/1/2007	3,700,000
		TOTAL	10,885,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $77,150,000)	77,150,000
		TOTAL INVESTMENTS--98.9% (IDENTIFIED COST $209,855,065) [5]	209,194,066
		OTHER ASSETS AND LIABILITIES - NET--1.1%	2,400,439
		TOTAL NET ASSETS--100%	$211,594,505

Securities that are subject to the federal alternative minimum tax (AMT) represent 26.1% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $6,757,930, which represented 3.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At September 30, 2007, these liquid restricted securities amounted to $3,802,900, which represented 1.8% of total net assets.

3 Partial payment received on scheduled semi-annual interest payment on July 1, 2007.

4 Current rate and next reset date shown for Variable Rate Demand Notes.

5 The cost of investments for federal tax purposes amounts to $209,854,565.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
RAN(s)	--Revenue Anticipation Note(s)
SID	--Special Improvement District
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2007

Assets:
Total investments in securities, at value (identified cost $209,855,065)		$209,194,066
Cash		75,782
Income receivable		2,319,003
Receivable for investments sold		290,000
Receivable for shares sold		2,340,899
TOTAL ASSETS		214,219,750
Liabilities:
Payable for shares redeemed	$2,143,372
Income distribution payable	367,898
Payable for distribution services fee (Note 5)	10,835
Payable for shareholder services fee (Note 5)	14,763
Accrued expenses	88,377
TOTAL LIABILITIES		2,625,245
Net assets for 21,118,879 shares outstanding		$211,594,505
Net Assets Consist of:
Paid-in capital		$215,312,910
Net unrealized depreciation of investments		(660,999)
Accumulated net realized loss on investments		(3,057,294)
Distributions in excess of net investment income		(112)
TOTAL NET ASSETS		$211,594,505
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$144,092,212 ÷ 14,381,538 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.02
Offering price per share		$10.02
Redemption proceeds per share		$10.02
Class A Shares:
$67,502,293 ÷ 6,737,341 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.02
Offering price per share (100/98.00 of $10.02) [1]		$10.22
Redemption proceeds per share		$10.02

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2007

Investment Income:
Interest			$9,302,666
Expenses:
Investment adviser fee (Note 5)		$1,373,138
Administrative personnel and services fee (Note 5)		190,000
Custodian fees		10,206
Transfer and dividend disbursing agent fees and expenses		50,928
Directors'/Trustees' fees		5,303
Auditing fees		22,124
Legal fees		10,119
Portfolio accounting fees		81,848
Distribution services fee--Class A Shares (Note 5)		193,548
Shareholder services fee--Class A Shares (Note 5)		190,093
Account administration fee--Class A Shares		1,021
Share registration costs		46,848
Printing and postage		30,254
Insurance premiums		4,319
Taxes		18,138
Miscellaneous		2,500
TOTAL EXPENSES		2,230,387
Waivers (Note 5):
Waiver of investment adviser fee	$(1,018,051)
Waiver of administrative personnel and services fee	(15,612)
Waiver of distribution services fee--Class A Shares	(36,276)
TOTAL WAIVERS		(1,069,939)
Net expenses			1,160,448
Net investment income			8,142,218
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(147,971)
Net change in unrealized depreciation of investments			(553,709)
Net realized and unrealized loss on investments			(701,680)
Change in net assets resulting from operations			$7,440,538

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,142,218	$10,431,977
Net realized loss on investments	(147,971)	(738,480)
Net change in unrealized appreciation/depreciation on investments	(553,709)	472,488
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,440,538	10,165,985
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,620,962)	(6,679,066)
Class A Shares	(2,520,965)	(3,752,526)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,141,927)	(10,431,592)
Share Transactions:
Proceeds from sale of shares	96,788,530	112,207,384
Net asset value of shares issued to shareholders in payment of distributions declared	3,829,225	5,391,311
Cost of shares redeemed	(128,759,889)	(390,035,825)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,142,134)	(272,437,130)
Change in net assets	(28,843,523)	(272,702,737)
Net Assets:
Beginning of period	240,438,028	513,140,765
End of period (including distributions in excess of net investment income of $(112) and $(100), respectively)	$211,594,505	$240,438,028

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2007

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,097,526	$61,188,770	6,963,400	$69,889,708
Shares issued to shareholders in payment of distributions declared	170,696	1,713,686	220,752	2,215,625
Shares redeemed	(7,711,987)	(77,409,261)	(19,470,669)	(195,419,405)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,443,765)	$(14,506,805)	(12,286,517)	$(123,314,072)

Year Ended September 30	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,545,246	$35,599,760	4,215,962	$42,317,676
Shares issued to shareholders in payment of distributions declared	210,717	2,115,539	316,404	3,175,686
Shares redeemed	(5,113,477)	(51,350,628)	(19,391,695)	(194,616,420)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,357,514)	$(13,635,329)	(14,859,329)	$(149,123,058)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,801,279)	$(28,142,134)	(27,145,846)	$(272,437,130)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended September 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gains (Losses)
$(303)	$303

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$8,141,927	$10,431,592

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(112)
Net unrealized depreciation	$(660,499)
Capital loss carryforwards and deferrals	$(3,057,794)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At September 30, 2007, the cost of investments for federal tax purposes was $209,854,565. The net unrealized depreciation of investments for federal tax purposes was $660,499. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $118,306 and net unrealized depreciation from investments for those securities having an excess of cost over value of $778,805.

At September 30, 2007, the Fund had a capital loss carryforward of $2,908,536 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924
2013	$884,421
2014	$ 978,739
2015	$631,311

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2007, for federal income tax purposes, post October losses of $149,259 were deferred to October 1, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, the Adviser voluntarily waived $1,018,051 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. Subject to the terms described in the Expense Limitation note, FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $15,612 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, FSC voluntarily waived $36,276 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2007, FSC retained $85,116 of fees paid by the Fund.

Sales Charges

For the year ended September 30, 2007, FSC retained no sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2007, FSSC did not receive any fees paid by the Fund. For the year ended September 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee. Effective November 15, 2007, upon approval of the Fund's Directors, the shareholder services agreement for the Fund's Institutional Shares was amended to reduce the shareholder services fee for the Fund's Institutional Shares from up to 0.25% to zero.

Interfund Transactions

During the year ended September 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $187,594,174 and $229,653,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.80%, respectively for the fiscal year ending September 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after November 30, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2007, were as follows:

Purchases	$75,395,580
Sales	$97,302,934

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2007, there were no outstanding loans. During the year ended September 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of September 30, 2007, there were no outstanding loans. During the year ended September 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11. FEDERAL TAX INFORMATION (UNAUDITED)

At September 30, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities of Federated Municipal Ultrashort Fund (the "Fund"), one of the portfolios constituting Federated Fixed Income Securities, Inc., including the portfolio of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2004 were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund, a portfolio of Federated Fixed Income Securities, Inc., at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 15, 2007

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA DIRECTOR Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1991	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Evaluation and Approval of Advisory Contract

FEDERATED MUNICIPAL ULTRASHORT FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund, and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P866

29303 (11/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

Year Ended September 30	2007	2006		2005 [2]	2004	2003
Net Asset Value, Beginning of Period	$10.05	$10.05		$10.10	$10.15	$10.10
Income From Investment Operations:
Net investment income	0.37	0.33		0.24	0.17	0.19
Net realized and unrealized gain (loss) on investments	(0.03)	(0.00	) [3]	(0.05)	(0.05)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.33		0.19	0.12	0.24
Less Distributions:
Distributions from net investment income	(0.37)	(0.33)		(0.24)	(0.17)	(0.19)
Net Asset Value, End of Period	$10.02	$10.05		$10.05	$10.10	$10.15
Total Return [4]	3.47%	3.36%		1.88%	1.20%	2.43%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35%		0.35%	0.35%	0.35%
Net investment income	3.71%	3.26%		2.31%	1.69%	1.87%
Expense waiver/reimbursement [5]	0.45%	0.44%		0.39%	0.39%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$144,092	$159,072		$282,472	$468,411	$495,239
Portfolio turnover	52%	46%		55%	69%	49%

1 On September 26, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2007	Ending Account Value 9/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,016.10	$1.77
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.31	$1.78

1 Expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value ("NAV"), for the 12-month reporting period was 3.47% for the Institutional Shares (IS). The total return of the Lehman Brothers 1-Year Municipal Bond Index (LB1MB), 1 the fund's benchmark index, was 3.70% during the 12-month reporting period. The total return of the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA), 2 a performance benchmark for the fund, was 3.02% during the 12-month reporting period.

During the 12-month reporting period, the fund's investment strategy focused on: (a) the effective duration 3 of its portfolio (which indicates the portfolio's price sensitivity to interest rates); 4 (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities may default). These were the most significant factors affecting the fund's performance relative to the LB1MB.

The following discussion will focus on the performance of the fund's Institutional Shares. The 3.47% total return of the Institutional Shares for the reporting period consisted of 3.77% of tax-exempt dividend income and (0.30)% of price depreciation as the NAV of the fund declined by 3 cents to $10.02 during the reporting period. 5

1 The LB1MB is the 1 year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the federal alternative minimum tax (AMT). The LB1MB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The index is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

4 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

5 Income may be subject to the AMT, as well as state and local taxes.

MARKET OVERVIEW

During the 12-month reporting period, short-term interest rates (as measured by two-year Treasury note yields) exhibited significant volatility as market expectations regarding future interest rate policy by the Federal Reserve Board (the "Fed") kept changing. The first three quarters of the period reflected moderate domestic economic growth, sustained inflation pressures as the global economy indicated strength, and high levels of resource utilization. As a result, the Fed maintained the Federal Funds Target Rate (FFTR) at 5.25% and kept their inflation risk bias. This led to a trend of moderately higher interest rates and an environment in which tax-exempt municipal credit spreads continued to tighten (i.e., the yield difference between "AAA"-rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity decreased). However, towards the end of the 12-month reporting period conditions in the market for sub-prime mortgages and related instruments, including segments of the asset-backed commercial paper market, deteriorated sharply. This led to volatile financial market conditions and an increased investor preference for safer assets as well as revisions in expectations concerning the Fed's policy.

As a result, late in the 12-month reporting period the Fed did lower the FFTR by 50 basis points to 4.75%. The Fed responded to severely deteriorating conditions in the financial markets, including liquidity concerns and tighter credit markets, which had the potential to intensify the ongoing housing correction and to restrain future economic growth. While readings on core inflation improved modestly during 2007, the Fed acknowledged that inflation risks remained.

The two-year Treasury note yield reflected this volatility and traded in a range from 4.60% to 5.10% for most of the reporting period before moving sharply down in the third quarter of 2007 to finish the reporting period at 4.00%. The two-year tax-exempt municipal bond yields reacted with much less volatility as yields moved from 3.46% in October 2006 to a high of 3.85% in June 2007 before falling sharply to end the reporting period at 3.48%. As Treasury note yields declined 65 basis points during the reporting period and tax-exempt municipal yields were essentially unchanged, short-term tax-exempt municipal bonds underperformed Treasury notes as Treasury note prices rose due to the significant decline in Treasury yields.

The tax-exempt municipal yield curve steepened during the 12-month period with short-intermediate term interest rates (maturities less than 5 years) increasing 2 to 5 basis points while long-term interest rates (maturities beyond 10 years) increased 10 to 25 basis points. The tax-exempt municipal yield curve becoming steeper means that securities provided higher incremental income or yield as maturities become longer. As a result, short-intermediate term tax-exempt municipal bonds outperformed intermediate and longer-term tax-exempt municipal bonds over the reporting period.

During the 12-month reporting period, investors generally continued to pursue lower rated credits because of the additional yield they offer. Credit spreads, or the yield difference between "AAA"-rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity, widened significantly late in the reporting period as a result of the revaluation of credit risk across the various credit related sectors in the corporate, mortgage-backed and tax-exempt municipal markets.

Credit spreads were wider to a greater extent for "BBB" rated (or comparable quality) debt than for other investment-grade rated ("AAA," "AA," "A" or comparable quality) debt (meaning that the yield on the "BBB"-rated debt improved to a greater extent than for other investment-grade rated debt). High-yield tax-exempt municipal debt (noninvestment-grade bonds rated below "BBB" or unrated of comparable quality) credit spreads widened more than investment-grade debt, causing high-yield debt to underperform high-grade debt for the first time in several years. 6

During the 12-month reporting period, general obligation bonds which are secured by taxing powers, outperformed most revenue bond sectors. Within the LB1MB, revenue bond sectors that provided essential services such as water and sewer, education and transportation did better than those related to industrial development and pollution control projects, tobacco and healthcare.

DURATION

Because the fund is an ultrashort tax-exempt municipal bond fund, the fund's typical dollar-weighted average duration has generally ranged from 0.6 to 1.0 years. As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was 0.70 years, and the fund's average dollar-weighted average duration over the reporting period was approximately 0.90 years. The duration of the LB1MB was 1.39 years at the end of the reporting period. Duration management remained a significant component of the fund's investment strategy. However, as a result of the credit and liquidity-driven market events during the reporting period, duration was not as significant a contributor to fund performance as credit quality and sector selection. The shorter/longer a fund's duration relative to the index, the less/more its net asset value will react as interest rates change.

6 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

In the first nine months of the reporting period, short-term tax-exempt interest rates rose approximately 40 basis points. The fund's duration was shorter than that of the LB1MB, so that in a period of rising interest rates the fund benefited relative to the LB1MB as the fund's shorter duration helped to mitigate the effect of rising interest rates on the net asset value of the fund. In the first nine months, this positively contributed to the fund's performance relative to the LB1MB.

However, in the final three months of the 12-month reporting period interest rates fell rapidly by 40 basis points to end the period essentially unchanged from a year earlier. Over this three-month period, the fund had a larger liquidity allocation and a shorter duration than the first nine months, and the fund's performance lagged the LB1MB, in large part due to a shorter duration. However, since interest rates were essentially unchanged over the reporting period, there was little net effect of duration positioning on the fund's performance relative to the LB1MB over the reporting period.

MATURITY/YIELD CURVE

With the Fed leaving the FFTR unchanged until late in the 12-month reporting period, the yield curve remained very flat over the reporting period as the yield spread for maturities between one and five years averaged only nine basis points. In this environment, it was difficult to add incremental income value using the yield curve. Since the yield curve was flat over the reporting period and interest rates relatively unchanged from the start of the reporting period to its end, total returns for the LB1MB and the Lehman Brothers 3 Year Municipal Bond Index (LB3MB) 7 during the reporting period were 3.70% and 3.82%, respectively, which reflected mostly income return, not price return.

In this environment, the fund focused on strategically managing the fund's liquidity and core allocation to 7-day variable rate demand notes (VRDNs) and 35-day auction rate paper, as these variable rate instruments generally outperformed one- and two-year fixed rate new issue purchases on an income and total return basis during the reporting period. This decision to allocate more of the portfolio to variable and auction rate instruments benefited fund performance during the reporting period.

Higher coupon tax-exempt municipal bonds (bonds with higher interest rate payments) also were emphasized over lower coupon tax-exempt municipal bonds (bonds with lower interest rate payments) during the reporting period to help provide protection against the negative effects of rising interest rates. These strategies generally benefited the fund's performance.

7 The LB3MB is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million, and a maturity range of 2-4 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. The LB3MB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the fund's performance. The index is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

SECTOR ALLOCATION

During the 12-month reporting period, as compared to the LB1MB, the fund allocated more of its portfolio to securities backed by hospital, resource recovery, senior care, and special tax district and industrial development/pollution control projects. The fund allocated less of the portfolio to pre-refunded and general obligation bonds issued by the state and local issuers than the LB1MB.

These allocations hurt the fund's performance due to the widening of credit spreads within the overweighted sectors and the demand by investors for the higher relative quality of pre-refunded and general obligation bonds. In addition, the fund's modest allocation to floating rate securities whose valuation is linked to the level of tax-exempt municipal versus taxable interest rates detracted from fund performance.

CREDIT QUALITY

The overall quality of the fund was maintained at "A" during the 12-month reporting period. Although there was no appreciable change in fundamental credit quality over the period both the change in risk-taking by investors and the negative impact on market liquidity resulted in underperformance of bonds considered high yield or rated "BBB" relative to bonds rated in the higher-rated categories.

With the increase in credit spreads in the second half of the reporting period, and the widening of credit spreads to a greater extent for high-yield and "BBB"-rated (or comparable quality) debt, the fund's overweight, relative to the LB1MB, in "BBB"-rated (or comparable quality) debt and modest allocation to high-yield debt (which is not included in the LB1MB) during the reporting period hurt the fund's performance as the yield on high-yield debt and on "BBB"-rated (or comparable quality) debt increased to a greater extent than for higher quality ("AAA," "AA" and "A") investment-grade securities.

The fund's core allocation to VRDNs rated A-2/P-2 (or of comparable quality) helped the fund's performance relative to the LB1MB as these securities are not included in the LB1MB and provided enhanced income return with no principal fluctuation when credit spreads widened.

GROWTH OF A $250,000 INVESTMENT

The graph below illustrates the hypothetical investment of $250,000 1 in Federated Municipal Ultrashort Fund (Institutional Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2007, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) 2 and the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA). 2

Average Annual Total Returns for the Period Ended 9/30/2007
1 Year	3.47%
5 Years	2.46%
Start of Performance (10/24/2000)	2.87%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $250,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and the LTEMMFCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LB1MB is the 1 year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average. The LB1MB is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LB1MB is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in the LB1MB or the LTEMMFCA. The Fund is not a money market fund and not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	25.6%
General Obligation--Local	11.7%
Hospital	11.3%
Resource Recovery	10.4%
Senior Care	8.8%
Industrial Development Bond/Pollution Control Revenue	8.0%
Bank Enhanced	6.5%
Electric and Gas	4.8%
Special Tax	4.0%
Public Power	3.8%
Other [2]	4.0%
Other Assets and Liabilities--Net [3]	1.1%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications constitute 94.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2007

Principal Amount			Value
		MUNICIPAL BONDS--62.4%
		Alabama--1.5%
$500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008	$504,565
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	645,351
1,000,000		Huntsville, AL Health Care Authority, Revenue Bonds (Series 2007A), 4.636% (Huntsville Hospital), 6/1/2032	937,930
300,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2008	300,807
300,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2009	302,490
500,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2010	506,125
		TOTAL	3,197,268
		Arizona--1.4%
3,000,000	[1]	Yavapai, AZ, IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,955,030
		Arkansas--0.4%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	779,627
		California--0.5%
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	1,015,010
		Colorado--3.6%
235,000		Beacon Point, CO, Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	238,899
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,491,330
300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2007	300,123
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	401,160
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	502,440
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$760,000		High Plains, CO, Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	$772,608
4,000,000		Triview, CO, Metropolitan District, GO Variable Rate Refunding & Improvement Bonds (Series 2006A), 3.70% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2007	3,999,000
		TOTAL	7,705,560
		Florida--1.7%
1,000,000	[1,2]	Alachua County, FL, Health Facilities Authority, Residual Interest Tax-Exempt Securities (PA-1472), 5.59% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	829,900
1,400,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	1,336,216
54,609	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	44,780
355,000		Concorde Estates, FL, Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	354,943
355,000		East Homestead, FL, Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	354,141
5,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	4,996
525,000		Gateway Services, FL, Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	525,121
5,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	5,009
80,000		Live Oak, FL, Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	80,114
100,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	100,403
		TOTAL	3,635,623
		Georgia--6.2%
5,355,000		Decatur County-Bainbridge, GA, IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2011	5,378,080
2,000,000		East Point, GA, (Series B), 5.00% TANs, 12/31/2007	2,002,600
5,086,000		East Point, GA, 4.50% TANs, 12/31/2007	5,084,271
700,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	695,856
		TOTAL	13,160,807
		Illinois--1.6%
3,480,000		Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2007	3,484,907
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--0.5%
$370,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2007	$370,385
780,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2008	787,121
		TOTAL	1,157,506
		Iowa--2.3%
500,000		Bremer County, IA, Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C), 4.50% TOBs (Bartels Lutheran Retirement Community), Optional Tender 11/15/2008	498,070
1,500,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2008	1,507,200
1,455,000		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.00% (Deerfield Retirement Community, Inc.), 11/15/2012	1,442,603
660,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007	659,769
685,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	683,178
		TOTAL	4,790,820
		Kansas--3.2%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	3,000,090
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	443,548
3,400,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	3,400,000
		TOTAL	6,843,638
		Louisiana--3.5%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,048,300
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	4,501,125
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	831,776
		TOTAL	7,381,201
		Maryland--0.7%
1,500,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 4.75% (King Farm Presbyterian Retirement Community), 1/1/2013	1,484,370
		Massachusetts--0.4%
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	430,421
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--continued
$400,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	$403,800
		TOTAL	834,221
		Michigan--0.8%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,388,451
250,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2007	250,383
		TOTAL	1,638,834
		Minnesota--0.2%
250,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2009	252,950
200,000		St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2008	200,666
		TOTAL	453,616
		Mississippi--0.4%
750,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2008	757,005
		Missouri--1.6%
1,250,000		Blue Springs, MO, Neighborhood Improvement District LT GO Temporary Notes (Series 2007A), 4.00%, 3/1/2009	1,252,025
1,000,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 4.00% (Lutheran Senior Services), 2/1/2008	999,510
1,020,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2009	1,030,751
		TOTAL	3,282,286
		Nebraska--0.3%
265,000		Lancaster County, NE, Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2008	265,392
425,000		Lancaster County, NE, Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2009	426,075
		TOTAL	691,467
		Nevada--2.6%
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	714,133
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	456,718
1,480,000		Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,447,366
1,445,000		Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2009	1,432,790
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$800,000		Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 3.80% (Madeira Canyon LID No. T-17), 9/1/2008	$789,824
765,000		Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	743,236
		TOTAL	5,584,067
		New Jersey--6.2%
1,400,000		Asbury Park, NJ, 4.80% BANs, 6/27/2008	1,413,132
500,000		Bayonne, NJ, Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	502,880
1,500,000		Bayonne, NJ, Temporary Notes, 4.75% BANs, 10/26/2007	1,500,405
3,000,000		Bayonne, NJ, UT GO Temporary Notes, 5.00% BANs, 10/26/2007	3,001,200
400,000		Hudson County, NJ Improvement Authority, RAN (Series 2006) GTD by Senior Citizen Housing Building Project, 4.50% RANs (West New York, NJ), 10/15/2007	400,004
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	704,196
1,654,500		Weehawken Township, NJ, 4.50% BANs, 3/5/2008	1,660,456
3,000,000		Weehawken Township, NJ, 4.50% TANs, 10/11/2007	3,000,150
1,000,000		West New York, NJ, 4.125% TANs, 10/26/2007	1,000,260
		TOTAL	13,182,683
		New Mexico--1.1%
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,005,200
380,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	378,450
		TOTAL	2,383,650
		New York--0.3%
700,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	703,360
		North Carolina--0.5%
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	999,900
		Ohio--3.6%
500,000		American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00%, 2/1/2009	506,640
2,235,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	2,229,547
4,995,000		Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	4,983,611
		TOTAL	7,719,798
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--0.5%
$1,000,000		Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2008	$1,013,970
		Pennsylvania--2.6%
315,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.30% (Residential Resources Inc. Project), 9/1/2008	314,991
3,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 4.416% (Guthrie Healthcare System, PA), 12/1/2017	2,950,140
650,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2008	650,487
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2009	749,310
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	748,357
		TOTAL	5,413,285
		South Carolina--2.4%
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	1,999,920
3,000,000	[1,2]	South Carolina Jobs-EDA, Residual Interest Tax-Exempt Securities (PA-1471), 5.89% (Palmetto Health Alliance), 8/1/2039	2,973,000
		TOTAL	4,972,920
		Tennessee--1.9%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	1,999,860
500,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	516,490
460,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	476,859
1,000,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	1,039,910
		TOTAL	4,033,119
		Texas--3.3%
1,015,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	1,015,853
1,020,000		Decatur, TX, Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,029,700
1,000,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	994,770
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	$1,002,790
500,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2009	505,745
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 4.215%, 9/15/2010	2,479,900
		TOTAL	7,028,758
		Utah--1.6%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 3.90% TOBs (Nucor Corp.), Optional Tender 10/1/2007	3,302,574
		Virginia--2.4%
2,000,000		Charles County, VA, IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	2,012,900
1,000,000		Chesterfield County, VA, IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	1,000,620
1,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 4.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2010	1,001,800
1,000,000		Rappahannock, VA, Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,007,400
		TOTAL	5,022,720
		Washington--0.6%
400,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2007	400,344
825,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2008	833,786
		TOTAL	1,234,130
		Wyoming--2.0%
4,200,000		Albany County, WY, PCRBs (Series 1985), 4.375% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2007	4,200,336
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $132,705,065)	132,044,066
		SHORT-TERM MUNICIPALS--36.5% [4]
		Alabama--1.1%
750,000		Shelby County, AL, EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Regions Bank, Alabama LOC), 3.960%, 10/4/2007	750,000
1,555,000		Webb, AL, IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/ (Wachovia Bank N.A. LOC), 4.010%, 10/5/2007	1,555,000
		TOTAL	2,305,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		California--1.9%
$2,800,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 4.250%, 10/4/2007	$2,800,000
1,115,000		California Statewide Communities Development Authority, (Series 1996G) Weekly VRDNs (Lansmont Corp.)/(Pacific Capital Bank, N.A. LOC), 4.650%, 10/3/2007	1,115,000
		TOTAL	3,915,000
		Florida--2.9%
4,500,000		Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (GTD by Textron Inc.), 4.970%, 10/3/2007	4,500,000
1,700,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 4.010%, 10/1/2007	1,700,000
		TOTAL	6,200,000
		Georgia--1.6%
1,040,000		Crisp County, GA, Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.090%, 10/4/2007	1,040,000
2,285,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (GTD by Bank of America N.A., Bayerische Landesbank, JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen and Wachovia Bank N.A. LOCs), 3.930%, 10/3/2007	2,285,000
		TOTAL	3,325,000
		Indiana--6.1%
5,000,000		Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.), 4.220%, 10/3/2007	5,000,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 4.220%, 10/3/2007	8,000,000
		TOTAL	13,000,000
		Minnesota--1.5%
3,250,000		Sherburn, MN, PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 4.180%, 10/3/2007	3,250,000
		Missouri--0.5%
1,080,000		Springfield, MO, IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 4.040%, 10/4/2007	1,080,000
		Ohio--13.8%
1,345,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Harris, N.A. LOC), 4.840%, 10/4/2007	1,345,000
2,610,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City Bank LOC), 4.010%, 10/3/2007	2,610,000
6,000,000		Franklin County, OH, Health Care Facilities, (Series 2006A) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Radian Asset Assurance INS)/ (National City Bank LIQ), 5.500%, 10/4/2007	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Ohio--continued
$4,220,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.840%, 10/4/2007	$4,220,000
960,000		Lucas County, OH, IDA, (Series 1999) Weekly VRDNs (Conforming Matrix Corp.)/(Sky Bank LOC), 4.840%, 10/4/2007	960,000
1,840,000		Lucas County, OH, (Series 1998) Weekly VRDNs (Maumee Valley Country Day School)/(Sky Bank LOC), 4.840%, 10/4/2007	1,840,000
1,510,000		Sandusky County, OH, Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank LOC), 3.990%, 10/3/2007	1,510,000
1,400,000		Summit County, OH, IDA, (Series 2001) Weekly VRDNs (J&P Capital LLC)/(Sky Bank LOC), 4.490%, 10/4/2007	1,400,000
250,000		Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Toledo Electrical JAT Fund)/(Sky Bank LOC), 4.840%, 10/4/2007	250,000
1,540,000		Wood County, OH, EDA, (Series 1996) Weekly VRDNs (Precision Aggregate II LLC)/(Sky Bank LOC), 4.840%, 10/4/2007	1,540,000
1,050,000		Wood County, OH, EDA, (Series 1997) Weekly VRDNs (Aluminite of Ohio, Inc.)/(Sky Bank LOC), 4.840%, 10/4/2007	1,050,000
2,895,000		Wood County, OH, EDA, (Series 1998) Weekly VRDNs (YMCA of Greater Orlando)/(Sky Bank LOC), 4.840%, 10/4/2007	2,895,000
1,500,000		Wood County, OH, EDA, (Series 2000) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC), 4.840%, 10/4/2007	1,500,000
560,000		Wood County, OH, EDA, (Series 2001) Weekly VRDNs (Hammill Manufacturing Co.)/(Sky Bank LOC), 4.840%, 10/4/2007	560,000
1,410,000		Wood County, OH, EDA, (Series 2001A) Weekly VRDNs (Sun Seed Holding Co., Inc.)/(Sky Bank LOC), 4.840%, 10/4/2007	1,410,000
		TOTAL	29,090,000
		Oklahoma--0.5%
1,000,000		Garfield County, OK, Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 3.950%, 10/3/2007	1,000,000
		Pennsylvania--0.4%
800,000		Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 4.120%, 10/1/2007	800,000
		South Carolina--1.1%
2,300,000		South Carolina Jobs-EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/ (Carolina First Bank LOC), 5.040%, 10/4/2007	2,300,000
		Tennessee--5.1%
1,300,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series D10-B) Daily VRDNs (Roane, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 4.100%, 10/1/2007	1,300,000
1,000,000		Sevier County, TN, Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.100%, 10/1/2007	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Tennessee--continued
$2,180,000		Sevier County, TN, Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.100%, 10/1/2007	$2,180,000
1,200,000		Sevier County, TN, Public Building Authority, (Series IV-D-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.100%, 10/1/2007	1,200,000
1,505,000		Sevier County, TN, Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.100%, 10/1/2007	1,505,000
3,700,000		Sevier County, TN, Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.100%, 10/1/2007	3,700,000
		TOTAL	10,885,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $77,150,000)	77,150,000
		TOTAL INVESTMENTS--98.9% (IDENTIFIED COST $209,855,065) [5]	209,194,066
		OTHER ASSETS AND LIABILITIES - NET--1.1%	2,400,439
		TOTAL NET ASSETS--100%	$211,594,505

Securities that are subject to the federal alternative minimum tax (AMT) represent 26.1% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $6,757,930, which represented 3.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At September 30, 2007, these liquid restricted securities amounted to $3,802,900, which represented 1.8% of total net assets.

3 Partial payment received on scheduled semi-annual interest payment on July 1, 2007.

4 Current rate and next reset date shown for Variable Rate Demand Notes.

5 The cost of investments for federal tax purposes amounts to $209,854,565.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
RAN(s)	--Revenue Anticipation Note(s)
SID	--Special Improvement District
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2007

Assets:
Total investments in securities, at value (identified cost $209,855,065)		$209,194,066
Cash		75,782
Income receivable		2,319,003
Receivable for investments sold		290,000
Receivable for shares sold		2,340,899
TOTAL ASSETS		214,219,750
Liabilities:
Payable for shares redeemed	$2,143,372
Income distribution payable	367,898
Payable for distribution services fee (Note 5)	10,835
Payable for shareholder services fee (Note 5)	14,763
Accrued expenses	88,377
TOTAL LIABILITIES		2,625,245
Net assets for 21,118,879 shares outstanding		$211,594,505
Net Assets Consist of:
Paid-in capital		$215,312,910
Net unrealized depreciation of investments		(660,999)
Accumulated net realized loss on investments		(3,057,294)
Distributions in excess of net investment income		(112)
TOTAL NET ASSETS		$211,594,505
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$144,092,212 ÷ 14,381,538 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.02
Offering price per share		$10.02
Redemption proceeds per share		$10.02
Class A Shares:
$67,502,293 ÷ 6,737,341 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.02
Offering price per share (100/98.00 of $10.02) [1]		$10.22
Redemption proceeds per share		$10.02

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2007

Investment Income:
Interest			$9,302,666
Expenses:
Investment adviser fee (Note 5)		$1,373,138
Administrative personnel and services fee (Note 5)		190,000
Custodian fees		10,206
Transfer and dividend disbursing agent fees and expenses		50,928
Directors'/Trustees' fees		5,303
Auditing fees		22,124
Legal fees		10,119
Portfolio accounting fees		81,848
Distribution services fee--Class A Shares (Note 5)		193,548
Shareholder services fee--Class A Shares (Note 5)		190,093
Account administration fee--Class A Shares		1,021
Share registration costs		46,848
Printing and postage		30,254
Insurance premiums		4,319
Taxes		18,138
Miscellaneous		2,500
TOTAL EXPENSES		2,230,387
Waivers (Note 5):
Waiver of investment adviser fee	$(1,018,051)
Waiver of administrative personnel and services fee	(15,612)
Waiver of distribution services fee--Class A Shares	(36,276)
TOTAL WAIVERS		(1,069,939)
Net expenses			1,160,448
Net investment income			8,142,218
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(147,971)
Net change in unrealized depreciation of investments			(553,709)
Net realized and unrealized loss on investments			(701,680)
Change in net assets resulting from operations			$7,440,538

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,142,218	$10,431,977
Net realized loss on investments	(147,971)	(738,480)
Net change in unrealized appreciation/depreciation on investments	(553,709)	472,488
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,440,538	10,165,985
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,620,962)	(6,679,066)
Class A Shares	(2,520,965)	(3,752,526)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,141,927)	(10,431,592)
Share Transactions:
Proceeds from sale of shares	96,788,530	112,207,384
Net asset value of shares issued to shareholders in payment of distributions declared	3,829,225	5,391,311
Cost of shares redeemed	(128,759,889)	(390,035,825)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,142,134)	(272,437,130)
Change in net assets	(28,843,523)	(272,702,737)
Net Assets:
Beginning of period	240,438,028	513,140,765
End of period (including distributions in excess of net investment income of $(112) and $(100), respectively)	$211,594,505	$240,438,028

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2007

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2007		2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,097,526	$61,188,770	6,963,400	$69,889,708
Shares issued to shareholders in payment of distributions declared	170,696	1,713,686	220,752	2,215,625
Shares redeemed	(7,711,987)	(77,409,261)	(19,470,669)	(195,419,405)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,443,765)	$(14,506,805)	(12,286,517)	$(123,314,072)

Year Ended September 30	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,545,246	$35,599,760	4,215,962	$42,317,676
Shares issued to shareholders in payment of distributions declared	210,717	2,115,539	316,404	3,175,686
Shares redeemed	(5,113,477)	(51,350,628)	(19,391,695)	(194,616,420)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,357,514)	$(13,635,329)	(14,859,329)	$(149,123,058)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,801,279)	$(28,142,134)	(27,145,846)	$(272,437,130)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended September 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gains (Losses)
$(303)	$303

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$8,141,927	$10,431,592

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(112)
Net unrealized depreciation	$(660,499)
Capital loss carryforwards and deferrals	$(3,057,794)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At September 30, 2007, the cost of investments for federal tax purposes was $209,854,565. The net unrealized depreciation of investments for federal tax purposes was $660,499. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $118,306 and net unrealized depreciation from investments for those securities having an excess of cost over value of $778,805.

At September 30, 2007, the Fund had a capital loss carryforward of $2,908,536 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924
2013	$884,421
2014	$ 978,739
2015	$631,311

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2007, for federal income tax purposes, post October losses of $149,259 were deferred to October 1, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, the Adviser voluntarily waived $1,018,051 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. Subject to the terms described in the Expense Limitation note, FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $15,612 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2007, FSC voluntarily waived $36,276 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2007, FSC retained $85,116 of fees paid by the Fund.

Sales Charges

For the year ended September 30, 2007, FSC retained no sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2007, FSSC did not receive any fees paid by the Fund. For the year ended September 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee. Effective November 15, 2007, upon approval of the Fund's Directors, the shareholder services agreement for the Fund's Institutional Shares was amended to reduce the shareholder services fee for the Fund's Institutional Shares from up to 0.25% to zero.

Interfund Transactions

During the year ended September 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $187,594,174 and $229,653,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.80%, respectively for the fiscal year ending September 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after November 30, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2007, were as follows:

Purchases	$75,395,580
Sales	$97,302,934

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2007, there were no outstanding loans. During the year ended September 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of September 30, 2007, there were no outstanding loans. During the year ended September 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11. FEDERAL TAX INFORMATION (UNAUDITED)

At September 30, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities of Federated Municipal Ultrashort Fund (the "Fund"), one of the portfolios constituting Federated Fixed Income Securities, Inc., including the portfolio of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2004 were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund, a portfolio of Federated Fixed Income Securities, Inc., at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 15, 2007

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA DIRECTOR Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1991	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Evaluation and Approval of Advisory Contract

FEDERATED MUNICIPAL ULTRASHORT FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund, and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund, and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P858

29363 (11/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $43,200

                  Fiscal year ended 2006 - $60,790

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

            Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $2,452 and $0
      respectively.  Fiscal year ended 2007 - N-14 merger filing.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $8,712 and $0
      respectively.  Fiscal year ended 2007 - Discussions with auditors related to accounting for swaps.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2007 - $137,760

                  Fiscal year ended 2006 - $171,695

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED FIXED INCOME SECURITIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 20, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007